Annual Total Returns[BarChart] - Xtrackers Municipal Infrastructure Revenue Bond ETF - Xtrackers Municipal Infrastructure Revenue Bond ETF	2014	2015	2016	2017	2018	2019
Total	15.01%	4.95%	1.19%	7.29%	(0.43%)	10.14%